Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as computed under SEC rules, and certain financial performance of the Company. For more information about the Company’s executive compensation program, see the "Executive Compensation - Compensation Discussion and Analysis" and "Executive Compensation Tables". In 2021, we closed on a transaction with LSB Funding, the former holder of $310 million of LSB Series E-1 and F-1 Preferred Stock, exchanging those preferred shares for shares of our common stock (the "Exchange Transaction"). The successful completion of the Exchange Transaction had the effect of upgrading the Company’s credit rating, significantly reducing the cost of capital, and enhancing the Company’s liquidity. As a result, our share price increased from $2.61 per share at the end of 2020 to $11.05 per share at the end of 2021. The "compensation actually paid" disclosures for 2021 below include the revaluation of all unvested and vested equity awards from the end of 2020 to the end of 2021.

					Value of Initial Fixed $100 Investment Based on
Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) (in Thousands) ($)	Adjusted EBITDA (in Thousands) ($)
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
2024	4,344,104	2,674,279	955,626	730,608	291	112	(19,353)	129,520
2023	4,474,648	957,866	1,082,744	490,983	357	110	27,923	132,664
2022	3,697,513	5,573,078	1,102,427	1,406,020	510	98	230,347	414,653
2021	3,482,297	17,249,052	1,034,033	2,716,739	424	123	43,545	191,031
(1)
The dollar amounts reported for Mr. Behrman, our Principal Executive Officer ("PEO"), under "Summary Compensation Table Total for PEO" represent the amount of total compensation reported for Mr. Behrman for each corresponding year in the "Total" column of the Summary Compensation Table as reflected on page 57.
(2)
The dollar amounts reported for Mr. Behrman under "Compensation Actually Paid to PEO" represent the amount of "compensation actually paid" to Mr. Behrman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Behrman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Behrman's total compensation for each year to determine the compensation actually paid. The valuation assumptions used to calculate the fair values of time-based restricted stock units and performance-based restricted stock units include the stock price as of the applicable measuring date and, in the case of performance-based restricted stock units, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). These assumptions did not materially change from those in effect on the date of grant.

	Mark Behrman
	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	4,344,104	4,474,648	3,697,513	3,482,297
Fair value of equity awards granted during fiscal year	(3,083,451)	(3,146,428)	(2,089,578)	(1,787,997)
Fair value of equity compensation granted in current year—value at end of year-end	2,827,812	2,049,569	2,577,248	9,194,948
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(507,579)	(234,413)	282,992	4,999,192
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(906,607)	(2,185,510)	1,104,903	1,360,612
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in Fair Value or included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to PEO	2,674,279	957,866	5,573,078	17,249,052
(3)
The dollar amounts reported under "Average Summary Compensation Total for non-PEO NEOs" represent the average of the amounts reported for the Company’s non-PEO NEOs as a group (excluding any individual serving as our PEO for such year) in the "Total" column of the Summary Compensation Table in each applicable year. The non-PEO NEOs included for purposes of calculating the average amounts in 2024 Ms. Maguire, Ms. Carver, and Messrs. Foster, Burns, and Renwick.
(4)
The dollar amounts reported under "Average Compensation Actually Paid to non-PEO NEOs" represent the average amount of "compensation actually paid" to the non-PEO NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the non-PEO NEOs’ total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year reflect the same methodology described above for Mr. Behrman.

	Non-PEO NEO Averages
	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	955,626	1,082,744	1,102,427	1,034,033
Fair value of equity awards granted during fiscal year	(428,919)	(472,778)	(369,167)	(258,495)
Fair value of equity compensation granted in current year—value at end of year-end	393,358	307,966	455,321	1,307,445
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(65,517)	(50,958)	10,402	414,281
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(123,940)	(375,991)	207,037	219,475
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in Fair Value or included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to Non-PEO NEOs	730,608	490,983	1,406,020	2,716,739

(5)
Represents the cumulative total shareholder return on the Company’s common stock and is based on an initial investment of $100 on December 31, 2020, the last trading day of 2020, through the last trading day for the applicable year in the table, and is calculated by taking the difference between the Company’s share price at the end and the beginning of the measurement period, and dividing by the share price at the beginning of the measurement period.
(6)
Please see “Compensation Framework - Compensation Peer Group” for the list of companies comprising our peer group used for the Peer Group Total Shareholder Return in this table. The Peer Group Total Shareholder Return for all four years presented in this table is based on the 2024 peer group of companies, which is different from the peer group for determining compensation in 2023. The peer group in 2023 consisted of: Advansix Inc., American Vanguard Corporation, Balchem Corporation, Compass Minerals International, Inc., CSW Industrials, Inc., CVR Partners, LP, Ecovyst, Inc., Hawkins, Inc., Haynes International, Inc., Ingevity Corporation, Intrepid Potash, Inc., Livent Corp., Orion Engineered Carbons S.A., Quaker Chemical Corporation. Haynes International, Inc. was delisted and Livent Corp. effected a merger or was acquired in 2024 and therefore we only include market prices in 2024 through their respective last trading day. The total shareholder return for our former peer group (excluding the aforementioned delisted or acquired/merged companies) would have been $117, $101, $111 and $115 for 2021, 2022, 2023 and 2024, respectively. Our compensation peer group changed from fiscal year 2023 to 2024 upon recommendation of the Compensation Committee’s compensation consultants.
(7)
The dollar amounts reported represent the amount of net income of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.
(8)
Our Adjusted EBITDA measure is derived from net income (loss) after making adjustments to add back net interest expense, depreciation and amortization, provision for income taxes, stock-based compensation expense, certain legal fees and turnaround costs, and to subtract gains on extinguishment of debt.

Named Executive Officers, Footnote	The dollar amounts reported for Mr. Behrman, our Principal Executive Officer ("PEO"), under "Summary Compensation Table Total for PEO" represent the amount of total compensation reported for Mr. Behrman for each corresponding year in the "Total" column of the Summary Compensation Table as reflected on page 57.
Peer Group Issuers, Footnote	Please see “Compensation Framework - Compensation Peer Group” for the list of companies comprising our peer group used for the Peer Group Total Shareholder Return in this table. The Peer Group Total Shareholder Return for all four years presented in this table is based on the 2024 peer group of companies, which is different from the peer group for determining compensation in 2023. The peer group in 2023
	consisted of: Advansix Inc., American Vanguard Corporation, Balchem Corporation, Compass Minerals International, Inc., CSW Industrials, Inc., CVR Partners, LP, Ecovyst, Inc., Hawkins, Inc., Haynes International, Inc., Ingevity Corporation, Intrepid Potash, Inc., Livent Corp., Orion Engineered Carbons S.A., Quaker Chemical Corporation. Haynes International, Inc. was delisted and Livent Corp. effected a merger or was acquired in 2024 and therefore we only include market prices in 2024 through their respective last trading day. The total shareholder return for our former peer group (excluding the aforementioned delisted or acquired/merged companies) would have been $117, $101, $111 and $115 for 2021, 2022, 2023 and 2024, respectively.
Changed Peer Group, Footnote	Our compensation peer group changed from fiscal year 2023 to 2024 upon recommendation of the Compensation Committee’s compensation consultants.
PEO Total Compensation Amount	$ 4,344,104	$ 4,474,648	$ 3,697,513	$ 3,482,297
PEO Actually Paid Compensation Amount	$ 2,674,279	957,866	5,573,078	17,249,052
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported for Mr. Behrman under "Compensation Actually Paid to PEO" represent the amount of "compensation actually paid" to Mr. Behrman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Behrman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Behrman's total compensation for each year to determine the compensation actually paid. The valuation assumptions used to calculate the fair values of time-based restricted stock units and performance-based restricted stock units include the stock price as of the applicable measuring date and, in the case of performance-based restricted stock units, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). These assumptions did not materially change from those in effect on the date of grant.

	Mark Behrman
	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	4,344,104	4,474,648	3,697,513	3,482,297
Fair value of equity awards granted during fiscal year	(3,083,451)	(3,146,428)	(2,089,578)	(1,787,997)
Fair value of equity compensation granted in current year—value at end of year-end	2,827,812	2,049,569	2,577,248	9,194,948
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(507,579)	(234,413)	282,992	4,999,192
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(906,607)	(2,185,510)	1,104,903	1,360,612
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in Fair Value or included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to PEO	2,674,279	957,866	5,573,078	17,249,052

Non-PEO NEO Average Total Compensation Amount	$ 955,626	1,082,744	1,102,427	1,034,033
Non-PEO NEO Average Compensation Actually Paid Amount	$ 730,608	490,983	1,406,020	2,716,739
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported under "Average Summary Compensation Total for non-PEO NEOs" represent the average of the amounts reported for the Company’s non-PEO NEOs as a group (excluding any individual serving as our PEO for such year) in the "Total" column of the Summary Compensation Table in each applicable year. The non-PEO NEOs included for purposes of calculating the average amounts in 2024 Ms. Maguire, Ms. Carver, and Messrs. Foster, Burns, and Renwick.
(4)
The dollar amounts reported under "Average Compensation Actually Paid to non-PEO NEOs" represent the average amount of "compensation actually paid" to the non-PEO NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the non-PEO NEOs’ total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year reflect the same methodology described above for Mr. Behrman.

	Non-PEO NEO Averages
	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	955,626	1,082,744	1,102,427	1,034,033
Fair value of equity awards granted during fiscal year	(428,919)	(472,778)	(369,167)	(258,495)
Fair value of equity compensation granted in current year—value at end of year-end	393,358	307,966	455,321	1,307,445
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(65,517)	(50,958)	10,402	414,281
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(123,940)	(375,991)	207,037	219,475
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in Fair Value or included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to Non-PEO NEOs	730,608	490,983	1,406,020	2,716,739

Equity Valuation Assumption Difference, Footnote	The valuation assumptions used to calculate the fair values of time-based restricted stock units and performance-based restricted stock units include the stock price as of the applicable measuring date and, in the case of performance-based restricted stock units, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). These assumptions did not materially change from those in effect on the date of grant.

	Mark Behrman
	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	4,344,104	4,474,648	3,697,513	3,482,297
Fair value of equity awards granted during fiscal year	(3,083,451)	(3,146,428)	(2,089,578)	(1,787,997)
Fair value of equity compensation granted in current year—value at end of year-end	2,827,812	2,049,569	2,577,248	9,194,948
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(507,579)	(234,413)	282,992	4,999,192
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(906,607)	(2,185,510)	1,104,903	1,360,612
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in Fair Value or included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Compensation Actually Paid to PEO	2,674,279	957,866	5,573,078	17,249,052

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Below in an unranked order are the most important financial performance measures used for the fiscal year ended December 31, 2024.

Metric	Alignment
Adjusted EBITDA	Adjusted EBITDA is a cornerstone of our short-term (annual) incentive plan. It is the primary metric by which we measure our profitability and by which investors measure our performance.
Total Shareholder Return

Certain performance-based equity awards under our long-term incentive plan, which are measured and vest over a three year period, are based on absolute total shareholder return (awards granted in 2022) or relative total shareholder return (awards granted in 2023 and 2024).

Environmental, Health & Safety

We utilize an internal environmental, health and safety metric which incorporates the number of injuries, safety incidents and reportable environmental events as a component of our short-term incentive plan (see page 50).

Total Shareholder Return Amount	$ 291	357	510	424
Peer Group Total Shareholder Return Amount	112	110	98	123
Net Income (Loss)	$ (19,353,000)	$ 27,923,000	$ 230,347,000	$ 43,545,000
Company Selected Measure Amount	129,520	132,664	414,653	191,031
PEO Name	Mr. Behrman
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Environmental, Health & Safety
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,083,451)	$ (3,146,428)	$ (2,089,578)	$ (1,787,997)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,827,812	2,049,569	2,577,248	9,194,948
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,579)	(234,413)	282,992	4,999,192
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(906,607)	(2,185,510)	1,104,903	1,360,612
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(428,919)	(472,778)	(369,167)	(258,495)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	393,358	307,966	455,321	1,307,445
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,517)	(50,958)	10,402	414,281
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (123,940)	$ (375,991)	$ 207,037	$ 219,475